Annual Total Returns - Growth Portfolio [BarChart] - 02.28 VIP Growth Portfolio Investor PRO-10 - Growth Portfolio - VIP Growth Portfolio-Investor VIP	Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	14.58%
Annual Return 2013	36.22%
Annual Return 2014	11.20%
Annual Return 2015	7.09%
Annual Return 2016	0.71%
Annual Return 2017	35.03%
Annual Return 2018	(0.24%)
Annual Return 2019	34.18%
Annual Return 2020	43.80%
Annual Return 2021	23.12%